Financial instruments	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Financial instruments
5.	Financial instruments

(1)	Financial instruments by measurement method
The carrying amount of Sony’s assets and liabilities by measurement method as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	358,238	422,025
Housing loans in the banking business	2,752,985	3,129,393
Other loans	230,516	229,666
Trade and other receivables *
Trade receivables	1,617,323	1,761,025
Other receivables	2,736	2,712
Other financial assets
Time deposit	39,223	36,671
Security deposit	121,856	95,813
Non-current other receivables in the Pictures segment	166,279	152,619
Other	16,425	19,582
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	1,012,057	1,059,718
Equity securities	1,798,536	2,123,062
Other financial assets
Debt securities	16,013	20,905
Equity securities	120,274	125,590
Derivative assets	61,023	70,144
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	267,169	188,906
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	12,378,244	11,615,862
Other financial assets
Debt securities	522	125
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	8,016	5,453
Other financial assets
Equity securities	303,992	421,845

Total assets	21,271,427	21,481,116

Current assets	2,130,033	2,203,044
Non-current assets	19,141,394	19,278,072

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.

Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	March 31
	2022	2023
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	1,976,553	1,914,934
Current portion of long-term debt	171,409	187,942
Trade and other payables
Trade payables	1,716,316	1,701,598
Other payables	126,926	162,475
Deposits from customers in the banking business *1	3,004,215	3,306,981
Long-term debt	1,203,646	1,767,696
Deferred consideration *2	—	87,937
Other financial liabilities	63,281	61,128
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	72,120	34,123
Contingent consideration	21,552	51,512
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	34,995	47,326

Total liabilities	8,391,013	9,323,652

Current liabilities	6,975,408	7,205,678
Non-current liabilities	1,415,605	2,117,974

*1	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
*2	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.

(2)	Financial instruments measured at fair value on a recurring basis
The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.
Debt instruments and equity instruments
Where quoted prices of financial instruments are available in an active market, these instruments are classified in Level 1 of the fair value hierarchy. Level 1 financial instruments include exchange-traded equity instruments. If quoted market prices are not available for the specific financial instruments or the market is inactive, then fair values are estimated by using pricing models, quoted prices of financial instruments with similar characteristics or discounted cash flows and mainly classified in Level 2 of the fair value hierarchy. Level 2 financial instruments include debt instruments with quoted prices that are not traded as actively as exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, these instruments are classified within Level 3 of the fair value hierarchy. Level 3 financial instruments primarily include certain private equity investments, investment funds, securitized products which are not classified within Level 1 or Level 2 and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. Sony estimates the fair value for private equity investments primarily by using comparable company analysis and discounted cash flow method. The price b
o
ok-value ratio and price earnings ratio of comparable companies, as well as cost of capital and EBITDA multiples for the terminal value used in discounted cash flow method, are primarily used as significant unobservable inputs in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as the price book-value ratio and price earnings ratio of comparable companies rise (decline). In addition, the fair value increases (decreases), as the cost of capital declines (rises) and EBITDA multiples rise (decline), both of which are used in discounted cash flow. Sony estimates the fair value for certain investment funds by using the net asset value. Sony estimates the fair value for securitized products and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs by using third-party information such as indicative quotes from dealers without adjustment or discounted cash flows. For validating the fair values of Level 3 financial instruments, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.
Derivatives
Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters, meaning parameters that are actively quoted and can be validated to external sources, including pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. For derivative products that have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within Level 2 of the fair value hierarchy.
In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract valuation models employing market observable inputs, such as spot currency rates and time value. These derivatives are classified within Level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and 2023 is as follows:

	Yen in millions
	March 31, 2022
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	368,273	—	368,273	—	—	368,273	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	15,350	18	15,368	—	—	15,317	51
Foreign government bonds	29,237	185,238	—	214,475	—	—	214,475	—
Foreign corporate bonds	—	—	117	117	—	—	—	117
Securitized products	—	—	3,713	3,713	—	—	3,713	—
Investment funds	—	377,004	48,520	425,524	3	—	409,676	15,845
Equity securities	1,906,244	9,349	3,217	1,918,810	—	—	1,798,536	120,274
Derivative assets
Interest rate contracts	—	26,795	—	26,795	—	32	—	26,763
Foreign exchange contracts	—	30,204	—	30,204	—	28,147	—	2,057
Equity contracts	—	—	4,024	4,024	—	3,669	—	355
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	48,711	—	48,711	4,002	—	44,709	—
Japanese local government bonds	—	26,612	—	26,612	5,315	—	21,297	—
Japanese corporate bonds	—	7,228	—	7,228	3,907	—	3,321	—
Foreign government bonds	—	17,598	—	17,598	1,466	—	16,132	—
Foreign corporate bonds	—	163,395	3,625	167,020	33,690	—	133,330	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	9,667,158	—	9,667,158	—	—	9,667,158	—
Japanese local government bonds	—	36,369	—	36,369	12,435	—	23,934	—
Japanese corporate bonds	—	746,223	154,245	900,468	10,257	—	890,211	—
Foreign government bonds	—	1,353,394	—	1,353,394	—	—	1,353,277	117
Foreign corporate bonds	—	318,699	20,837	339,536	65,000	—	274,131	405
Securitized products	—	41,982	39,859	81,841	—	—	81,841	—
Financial assets designated to be measured at FVOCI
Equity securities	106,499	—	205,509	312,008	—	—	8,016	303,992

Total assets	2,041,980	13,440,182	483,684	15,965,846	136,075	31,848	15,327,947	469,976

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	7,530	—	7,530	471	7,059
Foreign exchange contracts	—	36,582	—	36,582	36,582	—
Equity contracts	11,903	16,105	—	28,008	28,008	—
Contingent consideration	—	—	21,552	21,552	1,475	20,077
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	34,995	34,995	2,435	32,560

Total liabilities	11,903	60,217	56,547	128,667	68,971	59,696

	Yen in millions
	March 31, 2023
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	422,739	—	422,739	—	—	422,739	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	16,872	38	16,910	—	—	16,872	38
Foreign government bonds	30,100	173,393	—	203,493	—	—	203,493	—
Foreign corporate bonds	—	5,515	3,377	8,892	—	—	5,515	3,377
Securitized products	—	—	—	—	—	—	—	—
Investment funds	—	367,193	60,796	427,989	—	—	410,499	17,490
Equity securities	2,236,646	5,217	6,789	2,248,652	—	—	2,123,062	125,590
Derivative assets
Interest rate contracts	—	43,844	—	43,844	—	438	—	43,406
Foreign exchange contracts	—	21,318	—	21,318	—	19,978	—	1,340
Equity contracts	290	—	4,692	4,982	—	4,982	—	—
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	8,830	—	8,830	1,001	—	7,829	—
Japanese local government bonds	—	16,038	—	16,038	2,010	—	14,028	—
Japanese corporate bonds	—	3,315	—	3,315	—	—	3,315	—
Foreign government bonds	—	15,325	—	15,325	—	—	15,325	—
Foreign corporate bonds	—	141,857	3,541	145,398	21,227	—	124,171	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	9,095,550	—	9,095,550	—	—	9,095,550	—
Japanese local government bonds	—	43,655	—	43,655	1,369	—	42,286	—
Japanese corporate bonds	—	736,204	171,622	907,826	6,815	—	901,011	—
Foreign government bonds	—	1,166,279	—	1,166,279	—	—	1,166,154	125
Foreign corporate bonds	—	307,717	24,672	332,389	46,367	—	286,022	—
Securitized products	—	29,697	40,591	70,288	—	—	70,288	—
Financial assets designated to be measured at FVOCI
Equity securities	103,270	—	324,028	427,298	—	—	5,453	421,845

Total assets	2,370,306	12,621,158	640,146	15,631,610	78,789	25,398	14,914,212	613,211

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	5,656	—	5,656	427	5,229
Foreign exchange contracts	—	19,876	—	19,876	18,679	1,197
Equity contracts	3,321	5,270	—	8,591	8,591	—
Contingent consideration	—	—	51,512	51,512	14,790	36,722
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	47,326	47,326	—	47,326

Total liabilities	3,321	30,802	98,838	132,961	42,487	90,474

Cash and cash equivalents are excluded from the tables above. Refer to Note 27.
Transfers of debt securities from Level 2 to Level 1 were 1,953 million yen and 2,704 million yen for the fiscal years ended March 31, 2022 and 2023, respectively, as quoted prices in acti
ve markets for certain debt securities became available. Transfers of debt securities from Level 1 to Level 2 were 2,523 million yen
and

1,982 million yen for the fiscal years ended March 31, 2022 and 2023, respectively, as quoted prices in active markets for certain debt securities were not available.
Transfers of equity securities from Level 2 to Level 1 were 12,276 million yen and 24,958 million yen for the fiscal year
s
ended March 31, 2022 and 2023, respectively, as quoted prices in active markets for certain equity securities became available.
The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs, and their range are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			March 31, 2022	March 31, 2023
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread *	26bp-67bp	34bp-63bp
Foreign corporate bonds			0bp-170bp	10bp
Securitized products			100bp-160bp	150bp-190bp

*	bp = basis point
The decrease (increase) in fair value is the result of rise (decline) of credit spreads.
For the above assets classified as Level 3, the fair value would not change significantly, even if one or more of the significant unobservable inputs are changed to reflect reasonably possible alternative assumptions.
The changes in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2022
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers into Level 3 *4	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	62	—	—	20	—	—	(34)	(30)	18
Foreign corporate bonds	213	5	—	10	—	—	—	(111)	117
Securitized products	6,142	—	—	—	(2,429)	—	—	—	3,713
Investment funds	37,254	5,678	394	22,079	(16,885)	—	—	—	48,520
Equity securities	3,172	(395)	(15)	477	(22)	—	—	—	3,217
Derivative assets
Equity contracts	10,176	(6,629)	477	—	—	—	—	—	4,024
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	—	337	—	—	—	3,288	—	—	3,625
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	93,288	(1)	(13,006)	73,964	—	—	—	—	154,245
Foreign corporate bonds	18,066	700	(5)	12,000	(9,868)	—	—	(56)	20,837
Securitized products	9,402	279	(82)	41,763	(10,625)	3,166	(4,044)	—	39,859
Financial assets designated to be me asured a t FVOCI
Equity securities	104,541	—	25,614	89,274	(5,825)	63	(7,884)	(274)	205,509
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	6,161	297	1,645	15,221	(1,762)	—	—	(10)	21,552
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	8,179	2,008	2,978	27,240	(5,285)	—	—	(125)	34,995

	Yen in millions
	Fiscal year ended March 31, 2023
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	18	—	—	20	—	—	—	—	38
Foreign corporate bonds	117	(14)	—	3,434	(70)	—	—	(90)	3,377
Securitized products	3,713	—	—	—	(3,713)	—	—	—	—
Investment funds	48,520	(2,541)	395	17,254	(2,832)	—	—	—	60,796
Equity securities	3,217	(413)	—	4,021	(36)	—	—	—	6,789
Derivative assets
Equity contracts	4,024	(393)	356	705	—	—	—	—	4,692
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	3,625	(84)	—	—	—	—	—	—	3,541
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	154,245	6	(30,203)	47,574	—	—	—	—	171,622
Foreign corporate bonds	20,837	598	—	24,362	(21,125)	—	—	—	24,672
Securitized products	39,859	(389)	6	13,575	(15,048)	6,712	(4,124)	—	40,591
Financial assets designated to be measured at FVOCI
Equity securities	205,509	—	(24,913)	143,611	(126)	146	(600)	401	324,028
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	21,552	(475)	1,240	43,455	(13,951)	—	—	(309)	51,512
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	34,995	(1,410)	2,877	13,670	(2,802)	—	—	(4)	47,326

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2
Gains (losses) recognized in net income are includ
ed in financ
ial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.

*4	Certain fi nancial assets were transferred to Level 3 because the observability of the inputs used decreased.

*5	Certain financial assets were transferred from Level 3 because observable market data became available.

The changes in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Assets:
Financial assets required to be measured at FVPL
Debt securities
Foreign corporate bonds	5	(14)
Investment funds	4,562	(2,420)
Equity securities	98	(413)
Derivative assets
Equity contracts	(6,629)	(393)
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	337	(84)
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	—	6
Foreign corporate bonds	700	598
Securitized products	238	(389)
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	(513)	(2,683)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	(1,878)	1,410
Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.
Sony generally elects to designate investments in equity instruments held to promote its businesses and to maintain and enhance the business relationship as financial assets measured at fair value through other comprehensive income based on the purposes of holding the investments.
Equity instruments measured at fair value through other comprehensive income as of March 31, 2022 and 2023 comprise the following:

	Yen in millions
	March 31
	2022	2023
Marketable equity instruments	106,499	103,270
Non-marketable equity instruments	205,509	324,028

Total	312,008	427,298

Significant marketable equity instruments measured at fair value through other comprehensive income as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Bilibili Inc.	54,162	54,214
Toei Animation Co., Ltd.	8,371	10,407
ANYCOLOR Inc.	—	10,061
KADOKAWA Corporation	9,161	8,017
The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Entertainment *1	148,283	259,214
Manufacturing *2	35,406	35,182
Information technology, Communication and Service *3	20,327	27,136

*1	Major investments included Epic Games, Inc. and Scopely, Inc.

*2	Major investments included Nichia Corporation.

*3	Major investments included Semiconductor Energy Laboratory Co., Ltd.
In order to enhance the efficiency of using assets held effectively, Sony derecognizes equity instruments measured at fair value through other comprehensive income upon the sale of the investment. Information relating to investments derecognized during the fiscal years ended March 31, 2022 and 2023 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Fair value at derecognition	11,015	625
Cumulative amount recognized in other comprehensive income, net of tax *	5,784	(298)
Dividend received	70	8

*	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.

(3)	Financial instruments measured at amortized cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of March 31, 2022 and 2023 are summarized as follows:

	Yen in millions
	March 31, 2022
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese national government bonds	—	86,622	—	86,622	75,634
Japanese local government bonds	—	1,963	—	1,963	1,717
Japanese corporate bonds	—	3,727	—	3,727	3,583
Foreign corporate bonds	—	5,121	—	5,121	5,047
Securitized products	—	—	269,376	269,376	271,308
Other	—	41	909	950	949
Housing loans in the banking business	—	—	2,837,349	2,837,349	2,752,985

Total assets	—	97,474	3,107,634	3,205,108	3,111,223

Liabilities:
Long-term debt including the current portion	—	841,249	60,873	902,122	909,706

Total liabilities	—	841,249	60,873	902,122	909,706

	Yen in millions
	March 31, 2023
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese national government bonds	—	83,357	—	83,357	79,550
Japanese local government bonds	—	1,803	—	1,803	1,618
Japanese corporate bonds	—	3,337	—	3,337	3,483
Foreign corporate bonds	—	4,814	—	4,814	4,796
Securitized products	—	—	324,153	324,153	331,354
Other	—	41	1,173	1,214	1,224
Housing loans in the banking business	—	—	3,184,060	3,184,060	3,129,393

Total assets	—	93,352	3,509,386	3,602,738	3,551,418

Liabilities:
Long-term debt including the current portion	—	1,343,077	67,844	1,410,921	1,423,392

Total liabilities	—	1,343,077	67,844	1,410,921	1,423,392

The table above does not include financial instruments measured at amortized cost whose carrying amounts approximate their fair values mainly due to their short-term nature.
The fair values of long-term debt, including the current portion classified as Level 2, were estimated mainly based on discounted future cash flows using Sony’s current rates for similar liabilities.
Financial instruments classified as Level 3 mainly include housing loans in the banking business, securitized products and certain bonds issued by Sony. In determining the fair value of such financial instruments, Sony uses the present value of expected cash flows based on risk-free interest rate yield curves with certain credit risk.

(4)	Income and expenses related to financial instruments in the Financial Services segment
Income and expenses related to financial instruments in the Financial Services segment are recorded in financial services revenue and financial services expenses in the consolidated statements of income. Income and expenses related to financial instruments in all segments other than Financial Services segment are recorded in Financial income and Financial expenses in the consolidated statements of income. Refer to Note 24.
The breakdown of income and expenses related to financial instruments in the Financial Services segment for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen in millions
	March 31, 2021
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income
Net gains (losses) recognized in profit or loss	412,957	4,936	(14,069)	(5,569)	51,194	—	449,449
Total interest income	—	—	26,141	—	169,072	—	195,213
Dividend income	—	—	—	—	—	2	2
Expenses
Total interest expenses	—	—	—	4,577	—	—	4,577
Impairment losses (gains) on financial assets	—	—	(15)	—	18	—	3

	Yen in millions
	March 31, 2022
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income
Net gains (losses) recognized in profit or loss	225,922	(6,673)	14,765	(49,110)	148,813	—	333,717
Total interest income	—	—	32,839	—	180,006	—	212,845
Dividend income	—	—	—	—	—	85	85
Expenses
Total interest expenses	—	—	—	3,838	—	—	3,838
Impairment losses (gains) on financial assets	—	—	19	—	24	—	43

	Yen in millions
	March 31, 2023
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income
Net gains (losses) recognized in profit or loss	47,709	(2,493)	14,944	(58,484)	140,589	—	142,265
Total interest income	—	—	47,054	—	198,549	—	245,603
Dividend income	—	—	—	—	—	195	195
Expenses
Total interest expenses	—	—	—	29,774	—	—	29,774
Impairment losses (gains) on financial assets	—	—	144	—	8	—	152